UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number: 811-21160
Morgan Stanley Fundamental Value Fund
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Randy Takian
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6990
Date of fiscal year end: September 30, 2009
Date of reporting period: March 31, 2009
Item 1 — Report to Shareholders

INVESTMENT MANAGEMENT

Welcome, Shareholder:

In this report, you’ll learn about how your investment in Morgan Stanley Fundamental Value Fund performed during the semiannual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund’s financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered.

Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund’s shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund. Please see the prospectus for more complete information on investment risks.

Fund Report

For the six months ended March 31, 2009

Total Return for the 6 Months Ended March 31, 2009

				Russell	Lipper
				1000®	Large-Cap
				Value	Value Funds
Class A	Class B	Class C	Class I	Index[1]	Index[2]
–29.95%	–29.91%	–30.30%	–29.90%	–35.22%	–30.36%

The performance of the Fund’s four share classes varies because each has different expenses. The Fund’s total returns assume the reinvestment of all distributions but do not reflect the deduction of any applicable sales charges. Such costs would lower performance. See Performance Summary for standardized performance and benchmark information.

Because Class B shares incurred lower expenses under the 12b-1 fee Plan than did Class A shares for the six months ended March 31, 2009, the total operating expense ratio for Class B shares was lower and, as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occur in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Market Conditions

Outside of cash and Treasury securities, investors had no place to hide from the extreme volatility levels in the stock market during the six-month period ended March 31, 2009. The crisis that began in the credit markets spread across the financial system and into the broader economy, shaking investors’ already weakened confidence. For most of the period, the timeline and mechanism for restoring stability to banks appeared uncertain and economic data painted a dire picture of the current economy. Corporate earnings across a broad range of industries suffered considerably in an environment of rising unemployment, a still sluggish housing market, falling consumer confidence and dismal economic outlooks. Furthermore, the initial solutions proposed by the federal government and Federal Reserve to contain the crisis and keep the economy from sinking further, while aggressive, did not meet with investors’ approval. These events led the market on a downward spiral until March 2009.

In March, stocks staged a rally. The Treasury announced a plan to buy the “toxic” assets from banks and Wall Street firms, while the Federal Reserve stated it would purchase $3 billion in Treasury securities to try to stimulate the credit markets. Additionally, some large banks announced profitability in the early months of 2009. While these announcements bolstered investor sentiment in the short run, it remains to be seen whether the upturn is sustainable. At the close of the period, investors awaited the first quarter corporate earnings reports, which were largely expected to be negative.

Performance Analysis

All share classes of Morgan Stanley Fundamental Value Fund outperformed the Russell 1000® Value Index (the “Index”) and the Lipper Large-Cap Value Funds Index for the six months ended March 31,

2009, assuming no deduction of applicable sales charges.

All sectors in the Index posted negative returns for the period. Within the Fund, all sectors were down as well with the exception of the materials sector, which had a positive return for the period. As such, outperformance was led by the materials sector, where stock selection in metals and mining companies (a gold miner and a copper miner) was especially beneficial. Moreover, the Fund held little exposure to other commodity-related companies within the sector that suffered as commodity prices fell in the global economic downturn. An overweight position and stock selection in the health care sector were other positive contributors. In particular, a holding in a large-cap pharmaceutical company performed well following an announcement that the company would be acquired. The consumer discretionary sector was another source of relative gains, aided by both stock selection and an overweight there. Within the sector, the Fund was primarily invested in media stocks and a few retail stocks, with no exposure to the weak performing auto industry. Finally, an underweight to the industrials sector, which was among the worst performing sectors during the period, also was additive to relative performance.

However, the Fund lost ground relative to the Index in other areas. An underweight in the telecommunication services sector dampened relative results. Although the sector had a negative return, it outperformed the Index. If the Fund held more exposure to telecom stocks, it would have benefited from that relative strength. Stock selection in the utilities sector also hampered performance. Investors reacted negatively to the announcement that a regulated utility company (in which the Fund held a position) would be issuing additional shares of its stock, which dilutes current shareholders’ ownership. An underweight in the energy sector further detracted from relative returns. Energy stocks, like telecom stocks, lost less value than the Index and therefore the Fund’s lesser exposure was a relative detriment to performance. Although we had added to the Fund’s energy position during the period, the sector remained underweight relative to the Index for the period overall.

There is no guarantee that any sectors mentioned will continue to perform as discussed herein or that securities in such sectors will be held by the Fund in the future.

TOP 10 HOLDINGS as of 03/31/09
JPMorgan Chase & Co.	4.5%
Marsh & McLennan Companies, Inc.	3.9
Unilever N.V. (NY Registered Shares) (Netherlands)	2.8
Home Depot, Inc. (The)	2.8
Cadbury PLC (ADR)	2.6
Verizon Communications, Inc.	2.6
Viacom, Inc. (Class B shares)	2.5
Occidental Petroleum Corp.	2.5
Exxon Mobil Corp.	2.4
Time Warner Inc.	2.2

TOP FIVE INDUSTRIES as of 03/31/09
Integrated Oil	6.9%
Pharmaceuticals: Major	6.8
Electric Utilities	5.8
Media Conglomerates	5.4
Oil & Gas Production	5.0

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned above. Top 10 holdings and top five industries are as a percentage of net assets. Morgan Stanley is a full-service securities firm engaged in securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services.

Investment Strategy

The Fund will normally invest at least 65 percent of its assets in common stocks and other equity securities, which can include depositary receipts, preferred stocks or securities convertible into common or preferred stock. The Fund’s “Investment Adviser,” Morgan Stanley Investment Advisors Inc., primarily focuses on equity securities of larger capitalization companies (e.g., companies with over $10 billion of market capitalization currently), but the Fund may also invest in small- and medium-capitalization companies. The Fund may also use derivative instruments as discussed in the Fund’s prospectus. These derivative instruments will be counted toward the 65 percent policy discussed above to the extent they have economic characteristics similar to the securities included within that policy. Up to 15 percent of the Fund’s net assets may be invested in convertible securities rated below investment grade (commonly referred to as “junk bonds”). The Fund may also invest up to 25 percent of its net assets in foreign securities. This percentage limitation, however, does not apply to foreign securities that are traded in the United States on a national securities exchange. The Fund may also invest up to 15 percent of its net assets in real estate investment trusts (“REITs”).

For More Information About Portfolio Holdings

Each Morgan Stanley fund provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the fund’s second and fourth fiscal quarters. The semiannual reports and the annual reports are filed electronically with the Securities and Exchange Commission (SEC) on Form N-CSRS and Form N-CSR, respectively.

Morgan Stanley also delivers the semiannual and annual reports to fund shareholders and makes these reports available on its public web site, www.morganstanley.com. Each Morgan Stanley fund also files a complete schedule of portfolio holdings with the SEC for the fund’s first and third fiscal quarters on Form N-Q. Morgan Stanley does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Morgan Stanley public web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC’s web site, http://www.sec.gov. You may also review and copy them at the SEC’s public reference room in Washington, DC. Information on the operation of the SEC’s public reference room may be obtained by calling the SEC at (800) SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC’s e-mail address (publicinfo@sec.gov) or by writing the public reference section of the SEC, Washington, DC 20549-0102.

Proxy Voting Policy and Procedures and Proxy Voting Record

You may obtain a copy of the Fund’s Proxy Voting Policy and Procedures without charge, upon request, by calling toll free (800) 869-NEWS or by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. It is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

You may obtain information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 without charge by visiting the Mutual Fund Center on our Web site at www.morganstanley.com. This information is also available on the Securities and Exchange Commission’s Web site at http://www.sec.gov.

Householding Notice

To reduce printing and mailing costs, the Fund attempts to eliminate duplicate mailings to the same address. The Fund delivers a single copy of certain shareholder documents, including shareholder reports, prospectuses and proxy materials, to investors with the same last name who reside at the same address. Your participation in this program will continue for an unlimited period of time unless you instruct us otherwise. You can request multiple copies of these documents by calling (800) 869-NEWS, 8:00 a.m. to 8:00 p.m., ET. Once our Customer Service Center has received your instructions, we will begin sending individual copies for each account within 30 days.

Performance Summary

Average Annual Total Returns — Period Ended March 31, 2009

	Class A Shares	*	Class B Shares	**	Class C Shares	†	Class I Shares	††
	(since 10/29/02)		(since 10/29/02)		(since 10/29/02)		(since 10/29/02)
Symbol	FVFAX		FVFBX		FVFCX		FVFDX
1 Year	(32.68)%[3]		(32.60)%[3]		(33.23)%[3]		(32.57)%[3]
	(36.22	) [4]	(35.71	) [4]	(33.85	) [4]	—

5 Years	(2.57	) [3]	(2.69	) [3]	(3.28	) [3]	(2.34	) [3]
	(3.62	) [4]	(2.94	) [4]	(3.28	) [4]	—

Since Inception	2.41	[3]	2.13	[3]	1.66	[3]	2.64	[3]
	1.55	[4]	2.13	[4]	1.66	[4]	—

Gross Expense Ratios	1.38		1.28		2.11		1.13

Performance data quoted represents past performance, which is no guarantee of future results and current performance may be lower or higher than the figures shown. For most recent month-end performance figures, please visit www.morganstanley.com/im or speak with your Financial Advisor. Investment returns and principal value will fluctuate and fund shares, when redeemed, may be worth more or less than their original cost. The table does not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance for Class A, Class B, Class C, and Class I shares will vary due to differences in sales charges and expenses. See the Fund’s current prospectus for complete details on fees and sales charges. Expenses are as of the Fund’s fiscal year end.

*	The maximum front-end sales charge for Class A is 5.25%.

**	The maximum contingent deferred sales charge (CDSC) for Class B is 5.0%. The CDSC declines to 0% after six years. For periods greater than eight years, returns do not reflect conversion to Class A shares eight years after the end of the calendar month in which shares were purchased. The conversion feature is currently suspended because the total annual operating expense ratio of Class B is currently lower than that of Class A. See “Conversion Feature” for Class B shares in “Share Class Arrangements” of the Prospectus for more information.

†	The maximum contingent deferred sales charge for Class C is 1.0% for shares redeemed within one year of purchase.

††	Class I has no sales charge.

(1)	The Russell 1000® Value Index measures the performance of the large-cap value segment of the U.S. equity universe. It includes those Russell 1000® Index companies with lower price-to-book ratios and lower expected growth values. The Index is unmanaged and its returns do not include any sales charges or fees. Such costs would lower performance. It is not possible to invest directly in an index.

(2)	The Lipper Large-Cap Value Funds Index is an equally weighted performance index of the largest qualifying funds (based on net assets) in the Lipper Large-Cap Value Funds classification. The Index, which is adjusted for capital gains distributions and income dividends, is unmanaged and should not be considered an investment. There are currently 30 funds represented in this Index. The Fund was in the Lipper Large-Cap Value Funds classification as of the date of this report.

(3)	Figure shown assumes reinvestment of all distributions and does not reflect the deduction of any sales charges.

(4)	Figure shown assumes reinvestment of all distributions and the deduction of the maximum applicable sales charge. See the Fund’s current prospectus for complete details on fees and sales charges.

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments and redemption fees; and (2) ongoing costs, including advisory fees; distribution and service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period 10/01/08 – 03/31/09.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads) and redemption fees. Therefore, the second line of the table is useful in comparing ongoing costs, and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid
	Account Value	Account Value	During Period@
			10/01/08 –
	10/01/08	03/31/09	03/31/09
Class A
Actual (−29.95% return)	$1,000.00	$700.50	$6.74
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.00	$8.00
Class B
Actual (−29.91% return)	$1,000.00	$700.90	$6.45
Hypothetical (5% annual return before expenses)	$1,000.00	$1,017.35	$7.64
Class C
Actual (−30.30% return)	$1,000.00	$697.00	$9.90
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.26	$11.75
Class I
Actual (−29.90% return)	$1,000.00	$701.00	$5.68
Hypothetical (5% annual return before expenses)	$1,000.00	$1,018.25	$6.74

@	Expenses are equal to the Fund’s annualized expense ratios of 1.59%, 1.52%, 2.34% and 1.34% for Class A, Class B, Class C and Class I shares, respectively, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

Because Class B shares incurred lower expenses under the 12b-1 Plan than did Class A shares for the six months ended March 31, 2009, the total operating expense ratio for Class B shares was lower and as a result, the performance of Class B shares was higher than that of the Class A shares. There can be no assurance that this will continue to occure in the future as the maximum fees payable by Class B shares under the 12b-1 Plan are higher than those payable by Class A shares.

Currently, the Distributor has agreed to waive the 12b-1 fee on Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

Morgan Stanley Fundamental Value Fund
Portfolio of Investment - March 31, 2009 (unaudited)

NUMBER OF
SHARES		VALUE
	Common Stocks (85.6%)
	Aerospace & Defense (1.0%)
10,000	Raytheon Co.	$389,400

	Auto Parts: O.E.M. (1.0%)
21,200	Autoliv, Inc.	393,684

	Beverages: Non-Alcoholic (1.1%)
9,940	Coca-Cola Co. (The)	436,863

	Cable/Satellite TV (1.5%)
43,505	Comcast Corp. (Class A)	593,408

	Chemicals: Major Diversified (1.3%)
11,050	Bayer AG (ADR) (Germany)	528,300

	Computer Communications (2.0%)
48,780	Cisco Systems, Inc. (a)	818,041

	Computer Processing Hardware (1.9%)
24,300	Hewlett-Packard Co.	779,058

	Discount Stores (1.7%)
13,050	Wal-Mart Stores, Inc.	679,905

	Electric Utilities (4.2%)
33,093	American Electric Power Co., Inc.	835,929
5,486	Entergy Corp.	373,542
11,830	FirstEnergy Corp.	456,638

		1,666,109

	Electronic Equipment/Instruments (0.8%)
21,800	Agilent Technologies, Inc. (a)	335,066

	Electronic Production Equipment (1.1%)
25,800	ASML Holding N.V. (NY Registered Shares) (Netherlands)	451,758

	Electronics/Appliances (1.2%)
22,740	Sony Corp. (ADR) (Japan)	469,126

	Financial Conglomerates (4.5%)
68,117	JPMorgan Chase & Co.	1,810,550

	Food: Major Diversified (2.8%)
57,690	Unilever N.V. (NY Registered Shares) (Netherlands)	1,130,724

	Food: Specialty/Candy (2.6%)
34,357	Cadbury PLC (ADR) (Britain)	1,041,017

	Home Improvement Chains (2.8%)
47,558	Home Depot, Inc. (The)	1,120,466

	Household/Personal Care (2.0%)
17,660	Estee Lauder Companies, Inc. (The) (Class A)	435,319
7,940	Procter & Gamble Co. (The)	373,895

		809,214

	Industrial Conglomerates (3.4%)
22,300	Ingersoll-Rand Co. Ltd. (Class A) (Bermuda)	307,740
10,880	Siemens AG (ADR) (Germany)	619,834
21,800	Tyco International Ltd.	426,408

		1,353,982

	Insurance Brokers/Services (3.9%)
77,690	Marsh & McLennan Companies, Inc.	1,573,222

	Integrated Oil (6.9%)
12,000	BP PLC (ADR) (United Kingdom)	481,200
14,000	Exxon Mobil Corp.	953,400
8,900	Hess Corp.	482,380
18,830	Royal Dutch Shell PLC (ADR) (Class A) (United Kingdom)	834,169

		2,751,149

	Investment Banks/Brokers (2.0%)
50,826	Schwab (Charles) Corp. (The)	787,803

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Portfolio of Investment - March 31, 2009 (unaudited) continued

NUMBER OF
SHARES		VALUE
	Major Banks (2.0%)
85,325	Mitsubishi UFJ Financial Group, Inc. (ADR) (Japan)	$419,799
12,454	PNC Financial Services Group	364,778

		784,577

	Major Telecommunications (2.6%)
34,109	Verizon Communications, Inc.	1,030,092

	Media Conglomerates (5.4%)
11,415	Time Warner Cable, Inc.	283,084
45,475	Time Warner, Inc.	877,667
56,921	Viacom Inc. (Class B) (a)	989,287

		2,150,038

	Medical Distributors (1.0%)
12,100	Cardinal Health, Inc.	380,908

	Medical Specialties (1.7%)
21,055	Covidien Ltd.	699,868

	Motor Vehicles (0.8%)
23,580	Harley-Davidson, Inc.	315,736

	Oil & Gas Production (5.0%)
16,000	Anadarko Petroleum Corp.	622,240
8,800	Devon Energy Corp.	393,272
17,730	Occidental Petroleum Corp.	986,674

		2,002,186

	Oilfield Services/Equipment (1.1%)
10,760	Schlumberger Ltd. (Netherlands Antilles)	437,071

	Other Consumer Services (1.7%)
54,280	eBay Inc. (a)	681,757

	Personnel Services (1.0%)
13,300	Manpower, Inc.	419,349

	Pharmaceuticals: Major (6.8%)
11,660	Abbott Laboratories	556,182
37,430	Bristol-Myers Squibb Co.	820,466
19,480	Roche Holdings Ltd. (ADR) (Switzerland)	669,820
28,550	Schering-Plough Corp.	672,353

		2,718,821

	Precious Metals (2.8%)
9,500	Freeport-McMoRan Copper & Gold, Inc.	362,045
17,420	Newmont Mining Corp.	779,719

		1,141,764

	Property – Casualty Insurers (2.0%)
9,685	Chubb Corp. (The)	409,869
9,700	St. Paul Travelers Companies, Inc. (The)	394,208

		804,077

	Semiconductors (1.1%)
29,900	Intel Corp.	449,995

	Tobacco (0.9%)
10,530	Philip Morris International	374,657

	Total Common Stocks (Cost $41,514,994)	34,309,741

PRINCIPAL
AMOUNT IN
THOUSANDS

	Convertible Bonds (6.3%)
	Advertising/Marketing Services (0.1%)
$ 52	Interpublic Group of COS, Inc. 4.25% due 03/15/23	38,220

	Aerospace & Defense (0.7%)
310	L-3 Communications Corp. 3.00% due 8/01/35	300,313

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Portfolio of Investment - March 31, 2009 (unaudited) continued

PRINCIPAL
AMOUNT IN
THOUSANDS		VALUE
	Biotechnology (3.3%)
$ 96	Affymetirx, Inc. 3.50% due 01/15/38	$50,880
500	Amgen, Inc. 0.375% due 02/01/13	457,500
500	Amgen Inc. – 144A (b) 0.375% due 02/01/13	457,500
400	Invitrogen Corp. 1.50% due 02/15/24	358,500

		1,324,380

	Electric Utilities (0.4%)
62	PG&E Corp. 9.50% due 06/30/10	160,115

	Electronic Equipment/Instruments (0.8%)
500	JDS Uniphase Corp – 144A (b) 1.00% due 05/15/26	309,375

	Major Banks (0.0%)
8	National City Corp 4.00% due 02/01/11	7,330

	Medical Distributors (0.2%)
100	Omnicom Group 0.00% due 7/31/32	97,625

	Services to the Health Industry (0.8%)
469	Omnicare, Inc. 3.25% due 12/15/35	309,540

	Total Convertible Bonds (Cost $2,935,409)	2,546,898

NUMBER OF
SHARES

	Convertible Preferred Stocks (2.3%)
	Electric Utilities (1.2%)
28,000	Centerpoint Energy Inc. $1.165	483,000

	Office Equipment/Supplies (0.2%)
2,925	Avery Dennison Corp. $3.938	73,856

	Precious Metals (0.6%)
264	Freeport-MC Copper & Gold Inc. $55.00	$240,240

	Services to the Health Industry (0.3%)
250	HealthSouth Corp. $65.00 – 144A (b)	106,938

	Total Convertible Preferred Stocks (Cost $1,231,271)	904,034

NUMBER OF
SHARES (000)

	Short-Term Investment (c) (5.8%)
	Investment Company
2,342	Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class (Cost $2,341,925)	2,341,925

Total Investments (Cost $48,023,599) (d)	100.0%	40,102,598
Liabilities in Excess of Other Assets	(0.0)	(10,385)

Net Assets	100.0%	$40,092,213

ADR	American Depositary Receipt.
(a)	Non-income producing security.
(b)	Resale is restricted to qualified institutional investors.
(c)	See Note 4 to the financial statements regarding investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class.
(d)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $1,731,499 and the aggregate gross unrealized depreciation is $9,652,500 resulting in net unrealized depreciation of $7,921,001.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Summary of Investments - March 31, 2009 (unaudited)

		PERCENT OF
		TOTAL
INDUSTRY	VALUE	INVESTMENTS
Integrated Oil	$2,751,149	6.9%
Pharmaceuticals: Major	2,718,821	6.8
Investment Company	2,341,925	5.8
Electric Utilities	2,309,224	5.8
Media Conglomerates	2,150,038	5.4
Oil & Gas Production	2,002,186	5.0
Financial Conglomerates	1,810,550	4.5
Insurance Brokers/Services	1,573,222	3.9
Precious Metals	1,382,004	3.4
Industrial Conglomerates	1,353,982	3.4
Biotechnology	1,324,380	3.3
Food: Major Diversified	1,130,724	2.8
Home Improvement Chains	1,120,466	2.8
Food: Specialty/Candy	1,041,017	2.6
Major Telecommunications	1,030,092	2.6
Computer Communications	818,041	2.0
Household/Personal Care	809,214	2.0
Property – Casualty Insurers	804,077	2.0
Major Banks	791,907	2.0
Investment Banks/Brokers	787,803	2.0
Computer Processing Hardware	779,058	1.9
Medical Specialties	699,868	1.7
Aerospace & Defense	689,713	1.7
Other Consumer Services	681,757	1.7
Discount Stores	679,905	1.7
Electronic Equipment/Instruments	644,441	1.6
Cable/Satellite Tv	593,408	1.5
Chemicals: Major Diversified	528,300	1.3
Medical Distributors	478,533	1.2
Electronics/Appliances	469,126	1.2
Electronic Production Equipment	451,758	1.1
Semiconductors	449,995	1.1
Oilfield Services/Equipment	437,071	1.1
Beverages: Non-Alcoholic	436,863	1.1
Personnel Services	419,349	1.0
Services To The Health Industry	416,478	1.0
Auto Parts: O.E.M.	393,684	1.0
Tobacco	374,657	0.9
Motor Vehicles	315,736	0.8
Office Equipment/Supplies	73,856	0.2
Advertising/Marketing Services	38,220	0.1

	$40,102,598	100.0%

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Statements

Statement of Assets and Liabilities
March 31, 2009 (unaudited)

Assets:
Investments in securities, at value (cost $45,681,674)	$37,760,673
Investment in affiliate, at value (cost $2,341,925)	2,341,925
Receivable for:
Dividends	73,399
Interest	11,594
Dividends from affiliate	503
Shares of beneficial interest sold	415
Prepaid expenses and other assets	14,290
Receivable from distributor	6,835

Total Assets	40,209,634

Liabilities:
Payable for:
Shares of beneficial interest redeemed	40,569
Investment advisory fee	22,192
Transfer agent fee	6,540
Administration fee	2,700
Accrued expenses and other payables	45,420

Total Liabilities	117,421

Net Assets	$40,092,213

Composition of Net Assets:
Paid-in-capital	$55,008,469
Net unrealized depreciation	(7,921,002)
Accumulated undistributed net investment income	375,215
Accumulated net realized loss	(7,370,469)

Net Assets	$40,092,213

Class A Shares:
Net Assets	$12,291,846
Shares Outstanding (unlimited authorized, $.01 par value)	1,751,562
Net Asset Value Per Share	$7.02

Maximum Offering Price Per Share, (net asset value plus 5.54% of net asset value)	$7.41

Class B Shares:
Net Assets	$24,519,182
Shares Outstanding (unlimited authorized, $.01 par value)	3,518,842
Net Asset Value Per Share	$6.97

Class C Shares:
Net Assets	$3,125,311
Shares Outstanding (unlimited authorized, $.01 par value)	450,129
Net Asset Value Per Share	$6.94

Class I Shares:
Net Assets	$155,874
Shares Outstanding (unlimited authorized, $.01 par value)	22,232
Net Asset Value Per Share	$7.01

Statement of Operations
For the six months ended March 31, 2009 (unaudited)

Net Investment Income:
Income
Dividends (net of $18,957 foreign withholding tax)	$697,569
Dividends from affiliate	41,127
Interest	13,642

Total Income	752,338

Expenses
Investment advisory fee	154,555
Transfer agent fees and expenses	51,405
Professional fees	35,872
Distribution fee (Class A shares)	17,600
Distribution fee (Class B shares)	24,796
Distribution fee (Class C shares)	17,671
Shareholder reports and notices	21,721
Administration fee	18,454
Registration fees	12,818
Trustees’ fees and expenses	2,330
Custodian fees	1,862
Other	11,787

Total Expenses	370,871
Less: rebate from Morgan Stanley affiliated cash sweep (Note 4)	(1,364)

Net Expenses	369,507

Net Investment Income	382,831

Realized and Unrealized Gain (Loss):
Realized Gain (Loss) on:
Investments	(7,205,176)
Futures contracts	(222)
Foreign exchange transactions	2,149

Net Realized Loss	(7,203,249)

Change in Unrealized Appreciation/Depreciation on:
Investments	(12,164,421)
Futures contracts	(12,666)
Translation of other assets and liabilities denominated in foreign currencies	4

Net Change in Unrealized Appreciation/Depreciation	(12,177,083)

Net Loss	(19,380,332)

Net Decrease	$(18,997,501)

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Statements continued

Statements of Changes in Net Assets

	FOR THE SIX	FOR THE YEAR
	MONTHS ENDED	ENDED
	MARCH 31, 2009	SEPTEMBER 30, 2008
	(unaudited)

Increase (Decrease) in Net Assets:
Operations:
Net investment income	$382,831	$910,539
Net realized gain (loss)	(7,203,249)	2,709,560
Net change in unrealized appreciation/depreciation	(12,177,083)	(17,972,524)

Net Decrease	(18,997,501)	(14,352,425)

Dividends and Distributions to Shareholders from:
Net investment income
Class A shares	(305,853)	(351,043)
Class B shares	(651,479)	(861,972)
Class C shares	(52,518)	(36,509)
Class I shares	(5,596)	(8,309)
Net realized gain
Class A shares	(817,700)	(2,169,807)
Class B shares	(1,623,014)	(4,808,062)
Class C shares	(214,173)	(503,923)
Class I shares	(13,107)	(41,521)

Total Dividends and Distributions	(3,683,440)	(8,781,146)

Net decrease from transactions in shares of beneficial interest	(1,329,945)	(15,350,664)

Net Decrease	(24,010,886)	(38,484,235)
Net Assets:
Beginning of period	64,103,099	102,587,334

End of Period (Including accumulated undistributed net investment income of $375,215 and $1,007,830, respectively)	$40,092,213	$64,103,099

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited)

1. Organization and Accounting Policies
Morgan Stanley Fundamental Value Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund’s investment objective is to seek total return. The Fund was organized as a Massachusetts business trust on July 11, 2002 and commenced operations on October 29, 2002.

The Fund offers Class A shares, Class B shares, Class C shares and Class I shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within eighteen months, six years and one year, respectively. Class I shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

For the period October 1, 2008 to January 20, 2009, the Fund assessed a 2% redemption fee, on Class A shares, Class B shares, Class C shares, and Class I shares, which was paid directly to the Fund, for shares redeemed or exchanged within seven days of purchase, subject to certain exceptions. The redemption fee was designed to protect the Fund and its remaining shareholders from the effects of short-term trading. The Board of Trustees has approved the elimination of redemption fees, effective January 21, 2009.

The following is a summary of significant accounting policies:

A. Valuation of Investments — (1) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) when market quotations are not readily available including circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (6) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees; (7) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (8) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

B. Accounting for Investments — Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities and are included in interest income. Interest income is accrued daily.

C. Multiple Class Allocations — Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

D. Futures Contracts — A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

E. Foreign Currency Translation and Forward Foreign Currency Contracts — The books and records of the Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, other assets and liabilities and forward foreign currency contracts (“forward contracts”) are translated at the exchange rates prevailing at the end of the period; and (2) purchases, sales, income and expenses are translated at the exchange rates prevailing on the respective dates of such transactions. The resultant exchange gains and losses are recorded as realized and unrealized gains/losses on foreign

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

exchange transactions. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains/losses included in realized and unrealized gains/losses are included in or are a reduction of ordinary income for federal income tax purposes. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of the securities. Forward contracts are valued daily at the appropriate exchange rates. The resultant unrealized exchange gains and losses are recorded as unrealized foreign currency gains or losses. The Fund records realized gains or losses on delivery of the currency or at the time the forward contract is extinguished (compensated) by entering into a closing transaction prior to delivery.

F. Federal Income Tax Policy — It is the Fund’s policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income tax provision is required. The Fund files tax returns with the U.S. Internal Revenue Service, New York State and New York City. The Fund follows the provisions of the Financial Accounting Standards Board (“FASB”) Interpretation No. 48 (“FIN 48”) Accounting for Uncertainty in Income Taxes. FIN 48 sets forth a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return. There are no unrecognized tax benefits in the accompanying financial statements. If applicable, the Fund recognizes interest accrued related to unrecognized tax benefits in interest expense and penalties in other expenses in the Statement of Operations. Each of the tax years in the four year period September 30, 2008, remains subject to examination by the taxing authorities.

G. Dividends and Distributions to Shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. Use of Estimates — The preparation of financial statements in accordance with generally accepted accounting principles in the United States requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.
2. Investment Advisory/Administration Agreements
Pursuant to an Investment Advisory Agreement with the Investment Adviser, the Fund pays an advisory fee, accrued daily and payable monthly, by applying the following annual rates to the net assets of the Fund determined as of the close of each business day: 0.67% to the portion of the daily net assets not exceeding $500 million and 0.62% to the portion of the daily net assets in excess of $500 million.

Pursuant to an Administartion Agreement with Morgan Stanley Services Company Inc. (the “Administartor”), an affiliate of the Investment Adviser, the Fund pays an administration fee, accrued daily and payable monthly, by applying the annual rate of 0.08% to the Fund’s daily net assets.

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

Under an agreement between the Administrator and State Street Bank and Trust Company (“State Street”), State Street provides certain administrative services to the Fund. For such services, the Administrator pays State Street a portion of the fee the Administrator receives from the Fund.
3. Plan of Distribution
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the “Distributor”), an affiliate of the Investment Adviser and Administrator. The Fund has adopted a Plan of Distribution (the “Plan”) pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A – up to 0.25% of the average daily net assets of Class A shares; (ii) Class B – up to 1.0% of the average daily net assets of Class B shares; and (iii) Class C – up to 1.0% of the average daily net assets of Class C shares.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that there were no excess amount at March 31, 2009. For the six months ended March 31, 2009, the distribution fee was accrued for Class B shares at an annual rate of 0.18%.

At March 31, 2009, included in the Statement of Assets and Liabilities, is a receivable from the Fund’s Distributor which represents payments due to be reimbursed to the Fund under the Plan. Because the Plan is what is referred to as a “reimbursement plan”, the Distributor reimburses to the Fund any 12b-1 fees collected in excess of the actual distribution expenses incurred. This receivable represents this excess amount as of March 31, 2009.

Currently, the Distributor has agreed to waive the 12b-1 fee on the Class B shares to the extent it exceeds 0.24% of the average daily net assets of such shares on an annualized basis. The Distributor may discontinue this waiver in the future.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors and other authorized financial representatives at the time of sale may be reimbursed in the subsequent calendar year. For the six months ended March 31, 2009,

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.25% and 1.0%, respectively.

The Distributor has informed the Fund that for the six months ended March 31, 2009, it received contingent deferred sales charges from certain redemptions of the Fund’s Class A shares, Class B shares and Class C shares of $365, $12,227 and $92, respectively and received $1,174 in front-end sales charges from sales of the Fund’s Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.
4. Security Transactions and Transactions with Affiliates
The Fund invests in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class, an open-end management investment company managed by an affiliate of the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. For the six months ended March 31, 2009, advisory fees paid were reduced by $1,364 relating to the Fund’s investment in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class. Income distributions earned by the Fund are recorded as “dividends from affiliate” in the Statement of Operations and totaled $41,127 for the six months ended March 31, 2009. During the six months ended March 31, 2009, cost of purchases and sales in investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class aggregated $7,507,616 and $7,922,213, respectively.

The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the six months ended March 31, 2009 aggregated $15,649,538, and $20,019,900, respectively.

For the six months ended March 31, 2009 the Fund incurred brokerage commissions of $25 with Morgan Stanley & Co., Inc., an affiliate of the Investment Adviser, Administrator and Distributor, for portfolio transactions executed on behalf the Fund.

Morgan Stanley Trust, an affiliate of the Investment Adviser, Administrator and Distributor, is the Fund’s transfer agent.

The Fund has an unfunded Deferred Compensation Plan (the “Compensation Plan”) which allows each independent Trustee to defer payment of all, or a portion, of the fees he or she receives for serving on the Board of Trustees. Each eligible Trustee generally may elect to have the deferred amounts credited with a return equal to the total return on one or more of the Morgan Stanley funds that are offered as investment options under the Compensation Plan. Appreciation/depreciation and distributions received from these

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

investments are recorded with an offsetting increase/decrease in the deferred compensation obligation and do not affect the net asset value of the Fund.
5. Shares of Beneficial Interest
Transactions in shares of beneficial interest were as follows:

	FOR THE SIX		FOR THE YEAR
	MONTHS ENDED		ENDED
	MARCH 31, 2009		SEPTEMBER 30, 2008
	(unaudited)
	SHARES	AMOUNT	SHARES	AMOUNT
CLASS A SHARES
Sold	243,261	$1,964,156	247,998	$3,207,911
Reinvestment of dividends and distributions	144,994	1,113,553	179,633	2,263,375
Redeemed	(399,859)	(3,045,917)	(774,513)	(9,596,253)

Net increase (decrease) – Class A	(11,604)	31,792	(346,882)	(4,124,967)

CLASS B SHARES
Sold	171,901	1,345,057	152,455	1,817,366
Reinvestment of dividends and distributions	293,648	2,237,598	412,580	5,165,500
Redeemed	(646,126)	(5,001,687)	(1,410,144)	(16,848,366)

Net decrease – Class B	(180,577)	(1,419,032)	(845,109)	(9,865,500)

CLASS C SHARES
Sold	53,251	424,716	28,400	339,178
Reinvestment of dividends and distributions	34,579	263,144	40,469	505,864
Redeemed	(80,638)	(607,877)	(91,505)	(1,096,654)

Net increase (decrease) – Class C	7,192	79,983	(22,636)	(251,612)

CLASS I SHARES
Sold	2,698	21,884	—	—
Reinvestment of dividends and distributions	2,438	18,703	3,479	43,796
Redeemed	(9,459)	(63,275)	(81,944)	(1,152,381)

Net decrease – Class I	(4,323)	(22,688)	(78,465)	(1,108,585)

Net decrease in Fund	(189,312)	$(1,329,945)	(1,293,092)	$(15,350,664)

6. Expense Offset
The expense offset represents a reduction of the fees and expenses for interest earned on cash balances maintained by the Fund with the transfer agent.
7. Federal Income Tax Status
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

As of September 30, 2008, the Fund had temporary book/tax differences primarily attributable to post-October losses (foreign currency losses incurred after October 31 within the taxable year which are deemed to arise on the first business day of the Fund’s next taxable year), capital loss deferrals on wash sales and mark-to-market of open futures contracts.
8. Purposes of and Risks Relating to Certain Financial Instruments
The Fund may purchase and sell stock index futures (“futures contracts”) for the following reasons: to simulate full investment in the S&P 500 Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the S&P 500 Index. These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counterparties to meet the terms of their contracts.
9. Fair Valuation Measurements
The Fund adopted FASB Statement of Financial Accounting Standards No. 157, Fair Value Measurements (“SFAS 157”), effective October 1, 2008. In accordance with SFAS 157, fair value is defined as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. SFAS 157 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Morgan Stanley Fundamental Value Fund
Notes to Financial Statements - March 31, 2009 (unaudited) continued

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund’s investments carried at value:

FAIR VALUE MEASUREMENTS AT MARCH 31, 2009 USING
		QUOTED PRICES IN	SIGNIFICANT	SIGNIFICANT
		ACTIVE MARKET FOR	OTHER OBSERVABLE	UNOBSERVABLE
		IDENTICAL ASSETS	INPUTS	INPUTS
	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Investments in Securities	$40,102,598	$36,123,366	$3,979,232	—

10. Accounting Pronouncements
On March 19, 2008, FASB released Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities, an amendment of FASB Statement No. 133 (“SFAS 161”). SFAS 161 requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk related contingent features in derivative agreements. The application of SFAS 161 is required for fiscal years beginning after November 15, 2008 and interim periods within those fiscal years. At this time, management is evaluating the implications of SFAS 161 and its impact on the Fund’s financial statements has not yet been determined.

On April 9, 2009, FASB issued Staff Position No. 157-4, Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly (“FSP 157-4”). FSP 157-4 provides additional guidance for estimating fair value in accordance with SFAS 157, when the volume and level of activity for the asset or liability have significantly decreased. FSP 157-4 also requires additional disaggregation of the current SFAS 157 required disclosures. FSP 157-4 is effective for interim and annual reporting periods ending after June 15, 2009, and shall be applied prospectively. At this time, management is evaluating the implications of FSP 157-4 and the impact it will have on the Fund’s financial statements.

Morgan Stanley Fundamental Value Fund
Financial Highlights

Selected ratios and per share data for a share of beneficial interest outstanding throughout the period:

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)

Class A Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.85			$14.25	$14.29	$14.32	$13.10	$11.54

Income (loss) from investment operations:
Net investment income(1)	0.07			0.13	0.17	0.15	0.13	0.12
Net realized and unrealized gain (loss)	(3.27)			(2.24)	1.43	1.29	2.14	1.78

Total income (loss) from investment operations	(3.20)			(2.11)	1.60	1.44	2.27	1.90

Less dividends and distributions from:
Net investment income	(0.17)			(0.18)	(0.16)	(0.12)	(0.11)	(0.09)
Net realized gain	(0.46)			(1.11)	(1.48)	(1.35)	(0.94)	(0.25)

Total dividends and distributions	(0.63)			(1.29)	(1.64)	(1.47)	(1.05)	(0.34)

Net asset value, end of period	$7.02			$10.85	$14.25	$14.29	$14.32	$13.10

Total Return(2)	(29.95)		%(5)	(16.08)%	11.81%	10.95%	17.99%	16.73%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.59%(4	)(6)		1.38%(4)	1.30%(4)	1.34%	1.36%	1.28%
Net investment income	1.67%(4	)(6)		1.09%(4)	1.24%(4)	1.06%	0.93%	0.97%
Supplemental Data:
Net assets, end of period, in thousands	$12,292			$19,137	$30,067	$36,955	$36,759	$22,265
Portfolio turnover rate	34%(5)			16%	25%	28%	37%	66%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class B Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.79			$14.19	$14.23	$14.17	$12.98	$11.47

Income (loss) from investment operations:
Net investment income(1)	0.07			0.14	0.19	0.16	0.03	0.02
Net realized and unrealized gain (loss)	(3.24)			(2.23)	1.42	1.29	2.13	1.78

Total income (loss) from investment operations	(3.17)			(2.09)	1.61	1.45	2.16	1.80

Less dividends and distributions from:
Net investment income	(0.19)			(0.20)	(0.17)	(0.04)	(0.03)	(0.04)
Net realized gain	(0.46)			(1.11)	(1.48)	(1.35)	(0.94)	(0.25)

Total dividends and distributions	(0.65)			(1.31)	(1.65)	(1.39)	(0.97)	(0.29)

Net asset value, end of period	$6.97			$10.79	$14.19	$14.23	$14.17	$12.98

Total Return(2)	(29.91)		%(5)	(16.03)%	11.98%	11.07%	17.27%	15.84%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.52%(4	)(6)		1.28%(4)	1.20%(4)	1.19%	2.03%	2.06%
Net investment income	1.74%(4	)(6)		1.19%(4)	1.34%(4)	1.21%	0.26%	0.19%
Supplemental Data:
Net assets, end of period, in thousands	$24,519			$39,938	$64,470	$59,807	$67,448	$78,552
Portfolio turnover rate	34%(5)			16%	25%	28%	37%	66%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class C Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.71			$14.07	$14.13	$14.19	$12.99	$11.48

Income (loss) from investment operations:
Net investment income(1)	0.04			0.04	0.07	0.05	0.04	0.02
Net realized and unrealized gain (loss)	(3.24)			(2.21)	1.41	1.27	2.13	1.78

Total income (loss) from investment operations	(3.20)			(2.17)	1.48	1.32	2.17	1.80

Less dividends and distributions from:
Net investment income	(0.11)			(0.08)	(0.06)	(0.03)	(0.03)	(0.04)
Net realized gain	(0.46)			(1.11)	(1.48)	(1.35)	(0.94)	(0.25)

Total dividends and distributions	(0.57)			(1.19)	(1.54)	(1.38)	(0.97)	(0.29)

Net asset value, end of period	$6.94			$10.71	$14.07	$14.13	$14.19	$12.99

Total Return(2)	(30.30)		%(5)	(16.64)%	11.03%	10.08%	17.29%	15.83%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	2.34%(4	)(6)		2.11%(4)	2.02%(4)	2.05%	1.98%	2.06%
Net investment income	0.92%(4	)(6)		0.36%(4)	0.52%(4)	0.35%	0.31%	0.19%
Supplemental Data:
Net assets, end of period, in thousands	$3,125			$4,743	$6,551	$7,195	$6,024	$4,987
Portfolio turnover rate	34%(5)			16%	25%	28%	37%	66%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Does not reflect the deduction of sales charge. Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
Financial Highlights continued

	FOR THE SIX
	MONTHS ENDED			FOR THE YEAR ENDED SEPTEMBER 30,
	MARCH 31, 2009			2008	2007	2006	2005	2004
	(unaudited)
Class I Shares
Selected Per Share Data:
Net asset value, beginning of period	$10.86			$14.28	$14.31	$14.34	$13.13	$11.56

Income (loss) from investment operations:
Net investment income(1)	0.08			0.17	0.21	0.18	0.16	0.15
Net realized and unrealized gain (loss)	(3.27)			(2.26)	1.43	1.29	2.15	1.79

Total income (loss) from investment operations	(3.19)			(2.09)	1.64	1.47	2.31	1.94

Less dividends and distributions from:
Net investment income	(0.20)			(0.22)	(0.19)	(0.15)	(0.16)	(0.12)
Net realized gain	(0.46)			(1.11)	(1.48)	(1.35)	(0.94)	(0.25)

Total dividends and distributions	(0.66)			(1.33)	(1.67)	(1.50)	(1.10)	(0.37)

Net asset value, end of period	$7.01			$10.86	$14.28	$14.31	$14.34	$13.13

Total Return(2)	(29.90)		%(5)	(15.92)%	12.12%	11.17%	18.31%	17.01%
Ratios to Average Net Assets(3):
Total expenses (before expense offset)	1.34%(4	)(6)		1.13%(4)	1.06%(4)	1.10%	1.11%	1.06%
Net investment income	1.92%(4	)(6)		1.34%(4)	1.48%(4)	1.30%	1.18%	1.19%
Supplemental Data:
Net assets, end of period, in thousands	$156			$288	$1,499	$1,565	$1,548	$1,898
Portfolio turnover rate	34%(5)			16%	25%	28%	37%	66%

(1)	The per share amounts were computed using an average number of shares outstanding during the period.
(2)	Calculated based on the net asset value as of the last business day of the period.
(3)	Reflects overall Fund ratios for investment income and non-class specific expenses.
(4)	Reflects rebate of certain Fund expenses in connection with the investments in Morgan Stanley Institutional Liquidity Funds – Money Market Portfolio – Institutional Class during the period. The rebate had an effect of less than 0.005%.
(5)	Not annualized.
(6)	Annualized.

See Notes to Financial Statements

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited)

We are required by federal law to provide you with a copy of our Privacy Policy annually.

The following Policy applies to current and former individual investors in Morgan Stanley Advisor funds. This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders. Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

We Respect Your Privacy
We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others. We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as “personal information.”

1.	What Personal Information Do We Collect About You?
To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

For example:

•	We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

•	We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

•	We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

•	We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

•	If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer’s operating system and Web browser, your use of our Web sites and your product and service preferences, through the use of “cookies.” “Cookies” recognize your computer each time your return to one of our sites, and help to improve our sites’ content and personalize your experience on our sites by, for example, suggesting

Morgan Stanley Fundamental Value Fund
An Important Notice Concerning Our U.S. Privacy Policy (unaudited) continued

offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2.	When Do We Disclose Personal Information We Collect About You?
To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. Information We Disclose to Our Affiliated Companies.  We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. Information We Disclose to Third Parties.  We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to nonaffiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3.	How Do We Protect the Security and Confidentiality of Personal Information We Collect About You?
We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Trustees

Frank L. Bowman
Michael Bozic
Kathleen A. Dennis
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael F. Klein
Michael E. Nugent
W. Allen Reed
Fergus Reid

Officers

Michael E. Nugent
Chairperson of the Board

Randy Takian
President and Principal Executive Officer

Kevin Klingert
Vice President

Carsten Otto
Chief Compliance Officer

Stefanie V. Chang Yu
Vice President

Francis J. Smith
Treasurer and Chief Financial Officer

Mary E. Mullin
Secretary

Transfer Agent

Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

Independent Registered Public Accounting Firm

Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

Legal Counsel

Clifford Chance US LLP
31 West 52nd Street
New York, New York 10019

Counsel to the Independent Trustees

Kramer Levin Naftalis & Frankel LLP
1177 Avenue of the Americas
New York, New York 10036

Investment Adviser

Morgan Stanley Investment Advisors Inc.
522 Fifth Avenue
New York, New York 10036

The financial statements included herein have been taken from the records of the Fund without examination by the independent auditors and accordingly they do not express an opinion thereon.

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund’s Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Morgan Stanley Distributors Inc., member FINRA.

(c)  2009 Morgan Stanley

INVESTMENT MANAGEMENT
Morgan Stanley
Fundamental Value Fund

Semiannual
Report
March 31, 2009

FVFSAN
IU09-02296P-Y03/09

Item 2. Code of Ethics.
Not applicable for semiannual reports.
Item 3. Audit Committee Financial Expert.
Not applicable for semiannual reports.
Item 4. Principal Accountant Fees and Services
Not applicable for semiannual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable for semiannual reports.
Item 6.
(a) Refer to Item 1.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable for semiannual reports.
Item 8. Portfolio Managers of Closed-End Management Investment Companies
Applicable only to reports filed by closed-end funds.
Item 9. Closed-End Fund Repurchases
Applicable to reports filed by closed-end funds.
Item 10. Submission of Matters to a Vote of Security Holders
Not applicable.

Item 11. Controls and Procedures
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits
(a) Code of Ethics — Not applicable for semiannual reports.
(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

2

SIGNATURES
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Fundamental Value Fund

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009
          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Randy Takian
Randy Takian
Principal Executive Officer
May 21, 2009

/s/ Francis Smith
Francis Smith
Principal Financial Officer
May 21, 2009

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